FEDERATED MAX-CAP FUND
(A Portfolio of Federated Index Trust)
Institutional Shares

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1996

Effective November 10, 1997, Federated Max-Cap Fund, a portfolio of Federated Index Trust, added a new class of shares called Class C Shares.


A. Please delete the fourth sentence of the first paragraph of the section entitled "General Information" on page 3 of the prospectus and replace it with the following:


      "As of the date of this prospectus, the Board of Trustees ("Trustees") has established three classes of shares of the Fund known as Institutional Shares ("Shares"), Institutional Service Shares and Class C Shares."

B. Please insert the following after the fifth sentence of the section entitled "Sub-Manager's Background" beginning on page 9 of the prospectus:

      "On October 3, 1997, First Chicago NBD Corporation announced an agreement to sell ANB to Northern Trust Corporation ("Northern Trust"). The Fund anticipates that on December 31, 1997, but no later than January 2, 1998, First Chicago Investment Management Company will have closed the sale of ANB to Northern Trust. After the closing, ANB will be a wholly-owned subsidiary of Northern Trust or one of its subsidiaries. The Manager has recommended that ANB continue as Sub-Manager after the expected sale.

      If the sale takes place, the subadvisory contract between the Manager and ANB will terminate by its terms and a new contract will have to be approved by the Trustees and the shareholders. The Board of Trustees of the Fund will be asked to approve a new contract with ANB before November 23, 1997. Shareholders will be asked to approve the arrangement before February 28, 1998. Because the contract would terminate prior to a shareholder meeting and vote, the Fund will pursue exemptive relief from the Securities and Exchange Commission (the "SEC") before the closing in order to permit ANB to continue as Sub-manager. If the closing, Board of Trustee approval, SEC exemptive relief, and shareholder approval do not occur before March 1, 1998, shareholders will be notified, and the Manager will assume its responsibility to conduct all advisory activities.

      Northern Trust is a bank holding company and one of the country's largest trust institutions, with subsidiaries located across the United States and in several international locations. At the end of the third quarter of 1997, total assets of Northern Trust were $26.9 billion and trust assets under administration were $1 trillion."

C. Please delete the second sentence of the fourth paragraph of the section entitled "Performance Information" on page 13 of the prospectus and replace it with the following:

      "Total return and yield will be calculated separately for Institutional Shares, Institutional Service Shares and Class C Shares."

D. Please delete the section entitled "Other Classes of Shares" beginning on page 13 of your prospectus and add the following:

      OTHER CLASSES OF SHARES

      The Fund also offers other classes of shares called Institutional Service Shares and Class C Shares.

      Institutional Service Shares are sold at net asset value to retail or private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period, a 12b-1 Plan, and a Shareholder Services Agreement.

      Class C Shares are sold at net asset value to customers of financial institutions and are subject to a minimum initial investment of $10,000, a 12b-1 Plan, and a Shareholder Services Agreement.

      Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

      Institutional Shares, Institutional Service Shares and Class C Shares are subject to certain of the same expenses, however, Class C Shares are sold subject to a contingent deferred sales charge imposed on shares redeemed within one year of purchase. Expense differences between Institutional Service Shares, Institutional Shares and Class C Shares may affect the performance of each class.

      The stated management fee is the same for all classes of shares.

      To obtain more information and a prospectus for Institutional Service Shares and Class C Shares investors may call 1-800-341-7400 or contact their financial intermediary.



                                                               November 10, 1997

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     Cusip 31420E106
     G02236-02-IS (11/97)
[GRAPHIC OMITTED]















FEDERATED MAX-CAP FUND
(A Portfolio of Federated Index Trust)
Institutional Service Shares

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1996

Effective November 10, 1997, Federated Max-Cap Fund, a portfolio of Federated Index Trust, added a new class of shares called Class C Shares.

A. Please delete the fourth sentence of the first paragraph of the section entitled "General Information" on page 3 of the prospectus and replace it with the following:

      "As of the date of this prospectus, the Board of Trustees ("Trustees") has established three classes of shares of the Fund known as Institutional Service Shares ("Shares"), Institutional Shares and Class C Shares."

B. Please insert the following after the fifth sentence of the section entitled "Sub-Manager's Background" on page 9 of the prospectus:

      "On October 3, 1997, First Chicago NBD Corporation announced an agreement to sell ANB to Northern Trust Corporation ("Northern Trust"). The Fund anticipates that on December 31, 1997, but no later than January 2, 1998, First Chicago Investment Management Company will have closed the sale of ANB to Northern Trust. After the closing, ANB will be a wholly-owned subsidiary of Northern Trust or one of its subsidiaries. The Manager has recommended that ANB continue as Sub-Manager after the expected sale.

      If the sale takes place, the subadvisory contract between the Manager and ANB will terminate by its terms and a new contract will have to be approved by the Trustees and the shareholders. The Board of Trustees of the Fund will be asked to approve a new contract with ANB before November 23, 1997. Shareholders will be asked to approve the arrangement before February 28, 1998. Because the contract would terminate prior to a shareholder meeting and vote, the Fund will pursue exemptive relief from the Securities and Exchange Commission (the "SEC") before the closing in order to permit ANB to continue as Sub-manager. If the closing, Board of Trustee approval, SEC exemptive relief, and shareholder approval do not occur before March 1, 1998, shareholders will be notified, and the Manager will assume its responsibility to conduct all advisory activities.

      Northern Trust is a bank holding company and one of the country's largest trust institutions, with subsidiaries located across the United States and in several international locations. At the end of the third quarter of 1997, total assets of Northern Trust were $26.9 billion and trust assets under administration were $1 trillion."

C. Please delete the second sentence of the fourth paragraph of the section entitled "Performance Information" beginning on page 13 of the prospectus and replace it with the following:

      "Total return and yield will be calculated separately for Institutional Service Shares, Institutional Shares and Class C Shares."

D. Please delete the section entitled "Other Classes of Shares" on page 14 of your prospectus and add the following:

      OTHER CLASSES OF SHARES

      The Fund also offers other classes of shares called Institutional Shares and Class C Shares.

      Institutional Shares are sold at net asset value to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period and a Shareholder Services Agreement.

      Class C Shares are sold at net asset value to customers of financial institutions and are subject to a minimum initial investment of $10,000, a 12b-1 Plan, and a Shareholder Services Agreement.

      Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

      Institutional Service Shares, Institutional Shares and Class C Shares are subject to certain of the same expenses, however, Class C Shares are sold subject to a contingent deferred sales charge imposed on shares redeemed within one year of purchase. Expense differences between Institutional Service Shares, Institutional Shares and Class C Shares may affect the performance of each class.

      The stated management fee is the same for all classes of shares.

      To obtain more information and a prospectus for Institutional Shares and Class C Shares investors may call 1-800-341-7400 or contact their financial intermediary.



                                                               November 10, 1997

[GRAPHIC OMITTED]

     Cusip 31420E403
     G02236-01-SS (11/97)
[GRAPHIC OMITTED]













FEDERATED MINI-CAP FUND
(A Portfolio of Federated Index Trust)

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1996

Effective November 10, 1997, Federated Mini-Cap Fund, a portfolio of Federated Index Trust, added a new class of shares called Class C Shares. Accordingly, the existing shares of Federated Mini-Cap Fund are designated as Institutional Shares. All references in this prospectus to Federated Mini-Cap Fund are to the Institutional Shares class of the portfolio.

A. Please delete the first paragraph of the section entitled "General Information" on page 3 of the prospectus and replace it with the following:

      "The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 30, 1990. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund known as Institutional Shares and Class C Shares. This prospectus relates only to the Institutional Shares of the Fund. Institutional Shares are designed primarily for institutions investing on behalf of their customers. A minimum initial investment of $25,000 over a 90-day period is required."

B. Please insert the following after the fifth sentence of the section entitled "Sub-Manager's Background" on page 8 of the prospectus:

      "On October 3, 1997, First Chicago NBD Corporation announced an agreement to sell ANB to Northern Trust Corporation ("Northern Trust"). The Fund anticipates that on December 31, 1997, but no later than January 2, 1998, First Chicago Investment Management Company will have closed the sale of ANB to Northern Trust. After the closing, ANB will be a wholly-owned subsidiary of Northern Trust or one of its subsidiaries. The Manager has recommended that ANB continue as Sub-Manager after the expected sale.

      If the sale takes place, the subadvisory contract between the Manager and ANB will terminate by its terms and a new contract will have to be approved by the Trustees and the shareholders. The Board of Trustees of the Fund will be asked to approve a new contract with ANB before November 23, 1997. Shareholders will be asked to approve the arrangement before February 28, 1998. Because the contract would terminate prior to a shareholder meeting and vote, the Fund will pursue exemptive relief from the Securities and Exchange Commission (the "SEC") before the closing in order to permit ANB to continue as Sub-manager. If the closing, Board of Trustee approval, SEC exemptive relief, and shareholder approval do not occur before March 1, 1998, shareholders will be notified, and the Manager will assume its responsibility to conduct all advisory activities.

      Northern Trust is a bank holding company and one of the country's largest trust institutions, with subsidiaries located across the United States and in several international locations. At the end of the third quarter of 1997, total assets of Northern Trust were $26.9 billion and trust assets under administration were $1 trillion."



C. Please delete the fifth sentence of the first paragraph of the section entitled "Investing In the Fund-By Wire" on page 10 of the prospectus and replace it with the following:

      "Federal funds should by wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts;
      Attention: EDGEWIRE; For Credit to: Federated Index Trust, Federated Mini-Cap Fund-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028."

D. Please delete the first paragraph of the section entitled "Investing In the Fund-By Mail" on page 10 of the prospectus and replace it with the following:

      "To purchase shares of the Fund by mail, send a check made payable to Federated Index Trust, Federated Mini-Cap Fund-Institutional Shares, to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds."

E. Please add the following as the last sentence of the fourth paragraph of the section entitled "Performance Information" on page 13 of the prospectus:

      "Total return and yield will be calculated separately for Institutional Shares and Class C Shares."

F. On page 13 of your prospectus, following the section entitled "Performance Information" please add the following:

      OTHER CLASSES OF SHARES

      The Fund also offers another class of shares called Class C Shares.

      Class C Shares are sold at net asset value to customers of financial institutions and are subject to a minimum initial investment of $10,000, a 12b-1 Plan, and a Shareholder Services Agreement.

      Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund is sold.

      Institutional Shares and Class C Shares are subject to certain of the same expenses, however, Class C Shares are sold subject to a contingent deferred sales charge imposed on shares redeemed within one year of purchase. Expense differences between Institutional Shares and Class C Shares may affect the performance of each class.

      The stated management fee is the same for both classes of shares.

      To obtain more information and a prospectus for Class C Shares investors may call 1-800-341-7400 or contact their financial intermediary.



                                                               November 10, 1997

[GRAPHIC OMITTED]

     Cusip 31420E304
     G02232-01 (11/97)
[GRAPHIC OMITTED]